Geographic and Customer Information - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of longlived assets based on location [Line Items]
Property and equipment, net	$ 13,245	$ 11,339
Israel [Member]
Schedule of longlived assets based on location [Line Items]
Property and equipment, net	13,053	11,216
United States [Member]
Schedule of longlived assets based on location [Line Items]
Property and equipment, net	74	114
Germany [Member]
Schedule of longlived assets based on location [Line Items]
Property and equipment, net	34	5
Belarus [Member]
Schedule of longlived assets based on location [Line Items]
Property and equipment, net	$ 84	$ 4